Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No.1 to Registration Statement (No. 333-198293) on Form S-1
Document Period End Date	Jun. 30, 2014
Trading Symbol	TNET
Entity Registrant Name	TRINET GROUP INC
Entity Central Index Key	0000937098
Entity Filer Category	Non-accelerated Filer